Basic and Diluted Net Income (Loss) Per Share (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Earnings Per Share, Basic and Diluted [Abstract]
Reconciliation of Shares Used to Compute Basic and Diluted Net Income (Loss) Per Share
The following table sets forth the reconciliation of shares used to compute basic and diluted net (loss) income per share for the periods indicated (in thousands):

	Three Months Ended March 31,
	2019	2018
Loss from continuing operations	$(1,657)	$(1,388)
Income from discontinued operations	—	5,494
Net (loss) income	$(1,657)	$4,106

Weighted-average shares outstanding—basic and diluted	20,278	20,092

(Loss) income per common share—basic and diluted
Continuing operations	$(0.08)	$(0.07)
Discontinued operations	—	0.27
Net (loss)income per common share—basic and diluted	$(0.08)	$0.20

The following table sets forth the computation of basic and diluted net (loss) income per share for the periods indicated (in thousands, except per share amounts):

	Year Ended December 31,
	2018	2017
Numerator:
Loss from continuing operations, net of tax	$(3,839)	$(35,036)
Income (loss) from discontinued operations, net of tax	4,575	(694)
Net income (loss)	$736	$(35,730)

Denominator:
Weighted average shares outstanding - basic	20,158	19,995
Dilutive potential common shares:
Stock options	—	—
Restricted stock units	—	—
Weighted average shares outstanding - diluted	20,158	19,995

Net income (loss) per common share - basic and diluted
Continuing operations	$(0.19)	$(1.75)
Discontinued operations	0.23	(0.04)
Net income (loss) per share - basic and diluted (1)	$0.04	$(1.79)

(1) Earnings per share may not add due to rounding.

Schedule of Antidilutive Securities Excluded from Computation of Net Income (Loss) Per Share
The computation of diluted earnings per share excludes stock options and stock units that are anti-dilutive. The following common stock equivalents were anti-dilutive (in thousands):

	Three Months Ended March 31,
	2019	2018
Stock options	1,000	207
Restricted stock units	287	129
Total	1,287	336

The following weighted-average outstanding common stock equivalents were not included in the calculation of diluted net income (loss) per share because their effect was antidilutive (in thousands):

	Year Ended December 31,
	2018	2017
Stock options	340	220
Restricted stock units	157	33
Total	497	253